Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund	May 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 96.41%
Corporate Revenue Bond — 1.08%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	885,000	$ 885,274
		885,274
Education Revenue Bonds — 15.46%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/32	425,000	407,915
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	487,309
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	311,082
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/38	400,000	405,900
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project) Series A 5.50% 8/1/36	420,000	429,253
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	539,614
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project) Series A 5.00% 7/1/31	500,000	517,300
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	536,366
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/32	750,000	777,525
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	472,006
5.00% 10/1/35	555,000	600,260

(St. Catherine University) Series A 5.00% 10/1/35	565,000	615,827
(St. John's University) Series 8-I 5.00% 10/1/31	130,000	137,940
(St. Olaf College)
3.00% 10/1/41	415,000	372,927
4.00% 10/1/46	125,000	127,385
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Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	$ 134,191
Series 8-G 5.00% 12/1/32	125,000	134,063
(University of St. Thomas)
4.00% 10/1/36	300,000	303,507
5.00% 10/1/34	350,000	387,051
5.00% 10/1/35	750,000	826,365
Series 7-U 4.00% 4/1/26	1,400,000	1,419,684
Series A 5.00% 10/1/29	630,000	694,046
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	340,000	323,700
(Great River School Project) Series A 144A 5.25% 7/1/33 #	140,000	145,942
(Hmong College Prep Academy Project) Series A 5.00% 9/1/40	1,000,000	1,024,360
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	266,211
University of Minnesota
(State Supported Biomedical Science Research Facilities Funding Program) Series A 5.00% 8/1/36	200,000	248,450
		12,646,179
Electric Revenue Bonds — 5.33%
Central Minnesota Municipal Power Agency Revenue
(Brookings SouthEast Twin Cities Transmission Project) 3.00% 1/1/38 (AGM)	300,000	289,521
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	272,525
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	534,740
Series A 5.00% 10/1/30	240,000	256,675
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	150,000	163,983
5.00% 1/1/30	235,000	259,177
5.00% 1/1/31	350,000	382,375
Series A 5.00% 1/1/25	200,000	203,946
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	338,115
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Rochester Electric Utility Revenue
Series A 5.00% 12/1/29	500,000	$ 562,150
Series A 5.00% 12/1/31	575,000	645,949
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	425,000	447,954
		4,357,110
Healthcare Revenue Bonds — 27.38%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.375% 11/1/34	270,000	272,873
Apple Valley Senior Living Revenue
(PHS Apple Valley Senior Housing, Inc.- Orchard Path Phase II Project) 4.00% 9/1/61	370,000	302,297
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	475,000	400,107
3rd Tier Series C 5.00% 1/1/32	400,000	302,720
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities Project) Series A 5.50% 12/1/48	250,000	231,027
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.00% 6/1/38	250,000	236,302
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 5.00% 11/1/24	600,000	631,590
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	87,648
4.00% 9/1/39	100,000	82,929
Crookston Health Care Facilities Revenue
(RiverView Health Project) 5.00% 5/1/38	400,000	398,244
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/36 #	480,000	480,466
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 5.00% 2/15/37	750,000	801,750
Series A 5.00% 2/15/48	390,000	411,606
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Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/33	380,000	$ 384,826
Series B 5.25% 6/15/47	500,000	537,355
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/26	270,000	270,127
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 4.25% 8/1/24	273,334	266,487
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	500,475
5.00% 5/1/28	1,000,000	1,086,140

(North Memorial Health Care) 5.00% 9/1/31	320,000	335,568
Minneapolis Health Care System Revenue
(Allina Health System) 4.00% 11/15/40	1,500,000	1,514,040
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	524,600
Series A 5.00% 11/15/34	500,000	523,345
Series A 5.00% 11/15/35	500,000	538,505
Series A 5.00% 11/15/49	1,000,000	1,059,370
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	530,000	532,321
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/27	1,205,000	1,338,912
Rochester Healthcare Facilities Revenue
(Mayo Clinic) 4.00% 11/15/39	2,500,000	2,586,825
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	520,335
St. Cloud Health Care Revenue
(Centracare Health System Project) 5.00% 5/1/48	1,810,000	1,928,917
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services) Series A 5.00% 11/15/47	275,000	$ 289,391
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/32	1,000,000	1,045,450
Series A 5.00% 7/1/33	200,000	208,900
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project) 5.00% 5/1/33	500,000	501,170
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
5.00% 8/1/34	125,000	128,056
5.00% 8/1/35	150,000	153,495
West St. Paul, Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project) 5.00% 11/1/37	500,000	492,065
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	492,695
		22,398,929
Housing Revenue Bonds — 0.62%
Minnesota Housing Finance Agency Residential Housing Finance
Series I 2.00% 7/1/40	275,000	221,023
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	286,109
		507,132
Lease Revenue Bonds — 4.37%
Minnesota General Fund Revenue
(Appropriations)
Series A 5.00% 6/1/38	1,100,000	1,133,550
Series A 5.00% 6/1/43	715,000	736,157
Series B 5.00% 3/1/27	1,000,000	1,008,440
Minnesota Housing Finance Agency
(State Appropriation Housing Infrastructure) Series A 4.00% 8/1/33	655,000	700,581
		3,578,728
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Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds — 20.56%
Bloomington Independent School District No. 271
(School District Credit Enhancement Program) Series A 2.00% 2/1/27	585,000	$ 580,595
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	264,233
Hennepin County
Series A 5.00% 12/1/36	1,500,000	1,669,410
Series A 5.00% 12/1/38	1,055,000	1,182,602
Series C 5.00% 12/1/30	1,500,000	1,676,880
Hennepin County Regional Railroad Authority
Series D 5.00% 12/1/30	2,365,000	2,829,604
Lakeville Independent School District No. 194
Series B 4.00% 2/1/28	975,000	1,056,715
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	120,000	125,916
Series B 4.00% 2/1/37	600,000	628,302
Series B 5.00% 2/1/40	500,000	586,160
Series D 5.00% 2/1/34	250,000	296,453
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Series A 4.00% 2/1/30	500,000	547,110
Park Rapids Independent School District No. 309
(Park Rapids Area Public Schools) Series A 4.00% 2/1/31	605,000	664,532
Plymouth General Obligation Improvement
Series A 3.00% 2/1/32	535,000	545,384
St. Cloud General Obligation Tax Abatement
Series C 3.00% 10/1/32	425,000	427,503
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	500,000	554,810
Virginia, Minnesota
(General Obligation Sales Tax Revenue) Series A 4.00% 2/1/38 (AGM)	1,000,000	1,047,820
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	2,420,000	2,132,359
		16,816,388
Pre-Refunded/Escrowed to Maturity Bonds — 2.91%
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	430,211
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Rice County Educational Facilities Revenue
(Shattuck-St. Mary's School) Series A 144A 5.00% 8/1/22 #	325,000	$ 327,057
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	165,000	179,852
Series A 5.00% 11/15/30-25 §	120,000	130,801
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33-24 §	1,250,000	1,313,225
		2,381,146
Special Tax Revenue Bonds — 2.75%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/27	150,000	154,742
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	830,000	840,748
Series A-1 4.62% 7/1/46 ^	530,000	161,263
Series A-1 4.75% 7/1/53	655,000	658,996
Series A-1 5.216% 7/1/51 ^	289,000	63,855
Series A-2 4.536% 7/1/53	378,000	371,978
		2,251,582
State General Obligation Bonds — 11.45%
Commonwealth of Puerto Rico
2.807% 11/1/43	427,357	221,692
Series A-1 4.00% 7/1/41	90,228	85,709
Series A-1 4.00% 7/1/46	93,836	87,790
Minnesota State
Series A 5.00% 9/1/31	2,250,000	2,717,347
Series A 5.00% 8/1/33	285,000	324,829
Series A 5.00% 8/1/34	1,000,000	1,137,990
Series A 5.00% 8/1/40	750,000	879,165
Series D 5.00% 8/1/26	2,500,000	2,794,100
Series D 5.00% 8/1/27	500,000	559,455
Series E 5.00% 10/1/26	500,000	560,835
		9,368,912
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Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 3.00%
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
(Subordinate) Series A 5.00% 1/1/49	1,000,000	$ 1,082,350
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	460,759
Series A 4.00% 8/1/27	545,000	556,009
Series A 4.00% 8/1/28	350,000	354,067
		2,453,185
Water & Sewer Revenue Bonds — 1.50%
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis–St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	604,239
Series C 4.00% 3/1/32	585,000	624,839
		1,229,078
Total Municipal Bonds (cost $80,742,475)		78,873,643

Short-Term Investments — 1.59%
Variable Rate Demand Notes — 1.59%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.58% 11/15/48 (LOC – Wells Fargo Bank N.A.)	500,000	500,000
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series B-1 0.60% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	500,000	500,000
Series B-2 0.62% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	300,000	300,000
Total Short-Term Investments (cost $1,300,000)		1,300,000
Total Value of Securities—98.00% (cost $82,042,475)		80,173,643

Receivables and Other Assets Net of Liabilities—2.00%		1,635,258
Net Assets Applicable to 7,964,822 Shares Outstanding—100.00%		$81,808,901
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
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(Unaudited)
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2022, the aggregate value of Rule 144A securities was $1,838,739, which represents 2.25% of the Fund's net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2022.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar
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